SCHEDULE OF INVENTORY RESERVE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventory Disclosure [Abstract]
Balance at beginning of year	¥ 20,776	¥ 10,920
Additional/(reversal) charge	(3,999)	9,841
Foreign currency translation difference	(40)	15
Balance at the end of year	¥ 16,737	¥ 20,776